Advances to Suppliers, Net	12 Months Ended
Sep. 30, 2020
Advances To Suppliers Net
Advances to Suppliers, Net

NOTE 6 –ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net, consist of the following:

	September 30, 2020	September 30, 2019
Advances to suppliers for inventory raw materials	$3,504,486	$374,033
Less: allowance for doubtful accounts	(13,141)	(6,377)
Advances to suppliers, net	$3,491,145	$367,656

As of the date of this report, approximately $2.92 million or 84% of advance to suppliers balances as of September 30, 2020 has been realized when the Company received the purchased inventory raw materials from suppliers, and the remaining balance has been fully realized in April, 2021.